UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23196

StrongVest ETF Trust
(Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100
Moorseville, NC 28117
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

704-994-8294
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  March 31, 2019

Item 1. Schedule of Investments.

CWA Income ETF
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 18.5%
Agriculture - 2.0%
1,519	Altria Group, Inc.	$87,236
720	Philip Morris International, Inc.	63,641
		150,877
Computers - 1.2%
671	International Business Machines Corporation	94,678
Electric - 2.6%
1,092	Duke Energy Corporation	98,280
1,931	Southern Company	99,794
		198,074
Electronics - 2.0%
1,791	Garmin Ltd.	154,653
Oil & Gas - 4.5%
2,526	BP PLC - ADR	110,437
1,062	Chevron Corporation	130,817
1,271	Exxon Mobil Corporation	102,697
		343,951
Pharmaceuticals - 1.3%
2,380	Pfizer, Inc.	101,079
Telecommunications - 3.7%
2,951	Cisco Systems, Inc.	159,324
2,092	Verizon Communications, Inc.	123,700
		283,024
Transportation - 1.2%
7,603	Ship Finance International Ltd.	93,821
TOTAL COMMON STOCKS (Cost $1,261,519)		1,420,157

Principal Amount
CORPORATE BONDS - 72.6%
Banks - 5.0%
	JPMorgan Chase & Company
$193,000	05/01/2023, 3.375%	195,088
	Wells Fargo & Company
184,000	08/15/2023, 4.125%	190,769
		385,857
Chemicals - 2.3%
	Praxair, Inc.
176,000	02/05/2025, 2.650%	174,903

Cosmetics/Personal Care - 2.4%
	Unilever Capital Corporation
180,000	07/30/2025, 3.100%	181,884

Diversified Financial Services - 9.4%
	CME Group, Inc.
201,000	09/15/2043, 5.300%	246,483
	Eaton Vance Corporation
106,000	06/15/2023, 3.625%	109,107
52,000	04/06/2027, 3.500%	52,174
	Intercontinental Exchange, Inc.
167,000	10/15/2023, 4.000%	175,738
	Nasdaq, Inc.
133,000	01/15/2020, 5.550%	135,779
		719,281
Electronics - 3.0%
	Jabil, Inc.
223,000	09/15/2022, 4.700%	229,534

Food - 2.0%
	McCormick & Company, Inc.
161,000	11/15/2025, 3.250%	157,148

Home Builders - 1.8%
	NVR, Inc.
137,000	09/15/2022, 3.950%	140,734

Household Products/Wares - 1.2%
	Spectrum Brands, Inc.
90,000	11/15/2022, 6.625%	92,295

Insurance - 8.5%
	Berkshire Hathaway, Inc.
118,000	03/15/2023, 2.750%	118,770
	Chubb Corporation
176,000	05/15/2038, 6.500%	238,395
	First American Financial Corporation
141,000	02/01/2023, 4.300%	143,495
	GEICO Corporation
131,000	07/15/2023, 7.350%	154,904
		655,564
Internet - 1.7%
	Google LLC
72,000	05/19/2021, 3.625%	73,850
52,000	02/25/2024, 3.375%	54,098
		127,948
Iron/Steel - 2.3%
	Nucor Corporation
167,000	08/01/2023, 4.000%	174,590

Machinery-Diversified - 3.5%
	Rockwell Automation, Inc.
129,000	03/01/2020, 2.050%	128,470
113,000	12/01/2037, 6.250%	142,187
		270,657
Media - 1.8%
	Time Warner Cable LLC
137,000	02/01/2020, 5.000%	139,299

Oil & Gas - 9.5%
	Chevron Corporation
120,000	03/03/2020, 1.961%	119,242
	Exxon Mobil Corporation
167,000	03/15/2024, 3.176%	171,692
180,000	03/06/2025, 2.709%	180,343
	Murphy Oil USA, Inc.
253,000	05/01/2027, 5.625%	263,120
		734,397
Pharmaceuticals - 4.8%
	Johnson & Johnson
124,000	09/01/2029, 6.950%	165,519
176,000	05/15/2033, 4.950%	206,548
		372,067
Pipelines - 2.7%
	Kinder Morgan, Inc.
189,000	06/01/2045, 5.550%	206,420

Retail - 6.2%
	McDonald's Corporation
141,000	01/15/2022, 2.625%	140,783
167,000	06/10/2024, 3.250%	170,441
	Walmart, Inc.
163,000	04/11/2023, 2.550%	162,818
		474,042
Telecommunications - 3.1%
	Cisco Systems, Inc.
189,000	01/15/2040, 5.500%	239,778

Transportation - 1.4%
	United Parcel Service of America, Inc.
99,000	04/01/2020, 8.375%	104,620
TOTAL CORPORATE BONDS (Cost $5,565,948)		5,581,018

U.S. GOVERNMENT BONDS - 2.1%
U.S. Treasury Bonds - 2.1%
162,000	08/15/2047, 2.750%	159,728
TOTAL U.S. GOVERNMENT BONDS (Cost $158,260)		159,728

Shares
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Diversified - 1.0%
3,778	CoreCivic, Inc.	73,482
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $110,294)		73,482

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%
391,651	Fidelity Investments Money Market Government Portfolio - Class I, 2.300% (a)	391,651
TOTAL SHORT-TERM INVESTMENTS (Cost $391,651)		391,651
TOTAL INVESTMENTS - 99.3% (Cost $7,487,672)		7,626,036
Other Assets in Excess of Liabilities - 0.7%		55,862
NET ASSETS - 100.0%		$7,681,898

ADR	American Depositary Receipt
(a)	Annualized seven-day yield as of March 31, 2019.

For Fund compliance purposes, the Fund’s industry classiﬁcations refer to any one or more of the industry sub-classiﬁcations used by one or more widely recognized market indexes or ratings group indexes, and/or they may be deﬁned by Fund management. This deﬁnition does not apply for all purposes of this report, which may combine sub-classiﬁcations for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Oﬃcial Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the counter market. Debt securities not traded on an exchange may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund's Board of Trustees (the "Board").  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2019:

CWA Income ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,420,157	$-	$-	$1,420,157
Corporate Bonds	-	5,581,018	-	5,581,018
U.S. Government Bonds	-	159,728	-	159,728
Real Estate Investment Trusts	73,482	-	-	73,482
Short-Term Investments	391,651	-	-	391,651
Total Investments in Securities	$1,885,290	$5,740,746	$-	$7,626,036

^ See Schedule of Investments for sector breakouts.

During the period ended March 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      StrongVest ETF Trust

By (Signature and Title)  /s/ D. Kyle Cerminara
                                         D. Kyle Cerminara, President (Principal Executive Officer)

Date   May 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ D. Kyle Cerminara
                                          D. Kyle Cerminara, President (Principal Executive Officer)

Date  May 23, 2019

By (Signature and Title)* /s/ John Puglia
                                          John Puglia, Treasurer (Principal Financial Officer)

Date  May 23, 2019

* Print the name and title of each signing officer under his or her signature.